Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2012
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Change in benefit obligation
Benefit obligation at beginning of year	¥1,726,747	¥1,729,178	$21,039
Service cost	82,422	78,539	956
Interest cost	52,502	52,399	637
Plan participants’ contributions	1,046	1,055	13
Plan amendments	(1,429)	740	9
Net actuarial loss	3,830	117,320	1,427
Acquisition and other	(57,928)	40,496	492
Benefits paid	(78,012)	(72,340)	(880)

Benefit obligation at end of year	1,729,178	1,947,387	23,693

Change in plan assets
Fair value of plan assets at beginning of year	1,179,051	1,183,385	14,398
Actual return on plan assets	24,216	16,309	198
Acquisition and other	(39,374)	47,547	578
Employer contributions	96,458	94,815	1,154
Plan participants’ contributions	1,046	1,055	13
Benefits paid	(78,012)	(72,340)	(880)

Fair value of plan assets at end of year	1,183,385	1,270,771	15,461

Funded status	¥545,793	¥676,616	$8,232

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Accrued expenses (Accrued pension and severance costs)	¥24,677	¥21,076	$256
Accrued pension and severance costs	668,022	708,402	8,619
Investments and other assets - Other (Prepaid pension and severance costs)	(146,906)	(52,862)	(643)

Net amount recognized	¥545,793	¥676,616	$8,232

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2011 and 2012 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Net actuarial loss	¥(347,494)	¥(456,839)	$(5,558)
Prior service costs	72,324	55,597	676
Net transition obligation	(1,626)	—	—

Net amount recognized	¥(276,796)	¥(401,242)	$(4,882)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Projected benefit obligation	¥500,046	¥535,503	$6,515
Accumulated benefit obligation	453,111	481,484	5,858
Fair value of plan assets	72,359	80,752	983

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Service cost	¥75,558	¥82,422	¥78,539	$956
Interest cost	50,559	52,502	52,399	637
Expected return on plan assets	(32,251)	(42,364)	(44,422)	(541)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Recognized net actuarial loss	27,246	16,095	30,125	366
Amortization of net transition obligation	1,944	1,944	1,626	20

Net periodic pension cost	¥107,993	¥86,567	¥102,292	$1,244

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Net actuarial gain (loss)	¥81,949	¥(21,978)	¥(145,433)	$(1,770)
Recognized net actuarial loss	27,246	16,095	30,125	366
Prior service costs	3,080	1,429	(740)	(9)
Amortization of prior service costs	(15,063)	(24,032)	(15,975)	(194)
Amortization of net transition obligation	1,944	1,944	1,626	20
Other	2,594	40,995	5,951	73

Total recognized in other comprehensive income (loss)	¥101,750	¥14,453	¥(124,446)	$(1,514)

Summary of the Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2011 and 2012. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥489,759	¥—	¥—	¥489,759
Commingled funds	—	180,901	—	180,901

	489,759	180,901	—	670,660

Debt securities
Government bonds	82,685	—	—	82,685
Commingled funds	—	159,232	—	159,232
Other	29,217	44,994	746	74,957

	111,902	204,226	746	316,874

Insurance contracts	—	90,972	—	90,972
Other	19,610	26,418	58,851	104,879

Total	¥621,271	¥502,517	¥59,597	¥1,183,385

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥468,237	¥—	¥—	¥468,237
Commingled funds	—	232,842	—	232,842

	468,237	232,842	—	701,079

Debt securities
Government bonds	88,411	—	—	88,411
Commingled funds	—	219,658	—	219,658
Other	—	49,433	591	50,024

	88,411	269,091	591	358,093

Insurance contracts	—	83,993	—	83,993
Other	48,190	7,974	71,442	127,606

Total	¥604,838	¥593,900	¥72,033	¥1,270,771

	U.S. dollars in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,697	$—	$—	$5,697
Commingled funds	—	2,833	—	2,833

	5,697	2,833	—	8,530

Debt securities
Government bonds	1,076	—	—	1,076
Commingled funds	—	2,673	—	2,673
Other	—	601	7	608

	1,076	3,274	7	4,357

Insurance contracts	—	1,022	—	1,022
Other	586	97	869	1,552

Total	$7,359	$7,226	$876	$15,461

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011 and 2012:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥3,591	¥46,518	¥50,109
Actual return on plan assets	312	1,908	2,220
Purchases, sales and settlements	(2,948)	11,490	8,542
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥746	¥58,851	¥59,597

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥58,851	¥59,597
Actual return on plan assets	5	(519)	(514)
Purchases, sales and settlements	(160)	12,967	12,807
Other	—	143	143

Balance at end of year	¥591	¥71,442	¥72,033

	U.S. dollars in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	$9	$716	$725
Actual return on plan assets	0	(6)	(6)
Purchases, sales and settlements	(2)	158	156
Other	—	1	1

Balance at end of year	$7	$869	$876

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥69,352	$844
2014	71,472	869
2015	74,696	909
2016	77,750	946
2017	78,823	959
from 2018 to 2022	447,995	5,451

Total	¥820,088	$9,978

Benefit Obligations
Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
Discount rate	2.8%	2.6%
Rate of compensation increase	2.6%	2.8%

Defined Benefit Pension
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the years ended March 31,
	2010	2011	2012
Discount rate	2.8%	2.8%	2.8%
Expected return on plan assets	3.6%	3.8%	3.9%
Rate of compensation increase	2.6%	2.6%	2.6%